ACCOUNTING POLICIES - LEASES AS LESSEE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Right-of-use assets	$ 142,705	$ 137,842
Finance lease liabilities	$ 155,832	$ 152,699	$ 194,765
Minimum Years of Service Requirement for Post Employment Health Care Plan	10 years